20 Financial instruments (Details 16) - US$ $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 266,691
First Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	61,369
Second Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	65,612
Third Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	69,855
Fourth Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 69,855